Other non-current assets (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Net assets of post-employment benefit plans	$ 262	$ 403
Investments	106	88
AFS publicly-traded and privately-held investments	103	103
Long-term notes and other receivables	101	63
Derivative assets	51	126
Other	277	227
Total other non-current assets	$ 900	$ 1,010